Supplemental Cash Flow Information and Non-cash Activity	12 Months Ended
Dec. 31, 2015
Supplemental Cash Flow Elements [Abstract]
Supplemental Cash Flow Information and Non-cash Activity
Supplemental Cash Flow Information and Non-cash Activity
Supplemental disclosure of cash flow information follows (in thousands):

	Years Ended December 31,
	2015		2014	2013
Cash paid during the period for:
Interest	$15,441		$16,582	$9,576
Income taxes	8,163		16,124	15,872
Non-cash items from investing and financing activities:
Purchase of computer equipment financed through capital leases	1,178		12,153	6,455
Leasehold improvement paid by landlord	—		—	5,000
Conversion of the Company's investment in a convertible note to equity	—		3,151	6,765
Transfer of inventory to property, plant and equipment	15,936	(a)	10,149	1,422
Investment in multi-client data library financed through trade payables	8,939		—	—
Purchases of property, plant, and equipment and seismic rental equipment financed through accounts payable	—		472	909
Sale of rental equipment financed with a note receivable	—		—	3,636
(a)    This transfer of inventory to property, plant, equipment and seismic rental equipment relates to ocean bottom seismic equipment manufactured by the Company to be deployed in the acquisition of ocean bottom seismic data. During the twelve months ended December 31, 2015, the Company purchased approximately $19.2 million of property, plant, equipment and seismic rental equipment, including approximately $15.3 million related to the manufacture of ocean bottom seismic equipment that will be used by the Ocean Bottom Services segment.